Janus Henderson Overseas Portfolio Average Annual Total Returns - Service Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-USA IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.58%	9.17%	8.97%